ACQUISITIONS (Details 2) In Thousands, unless otherwise specified						12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Individual hotels acquired hotel	Dec. 31, 2012 Individual hotels acquired hotel	Dec. 31, 2011 Individual hotels acquired hotel	Dec. 31, 2011 Four Individual Hotels CNY	Dec. 31, 2011 Four Individual Hotels Minimum	Dec. 31, 2011 Four Individual Hotels Maximum	Dec. 31, 2011 Four Individual Hotels Intangible assets CNY	Dec. 31, 2011 Four Individual Hotels Favorable lease agreements CNY	Dec. 31, 2011 Four Individual Hotels Franchise agreements CNY	Dec. 31, 2012 One Individual Hotel CNY	Dec. 31, 2012 One Individual Hotel Minimum	Dec. 31, 2012 One Individual Hotel Maximum	Dec. 31, 2012 One Individual Hotel Favorable lease agreements CNY	Dec. 31, 2012 One Individual Hotel Franchise agreements CNY	Dec. 31, 2013 Nine individual hotels CNY	Dec. 31, 2013 Nine individual hotels Minimum	Dec. 31, 2013 Nine individual hotels Maximum	Dec. 31, 2013 Nine individual hotels Favorable lease agreements CNY
Acquisitions
Number of hotels in the form of leased hotel acquired						9	1	4
Cash consideration for acquisition									20,400						7,000					33,423
Current assets									2,199						127					5,552
Intangible assets												63	5,847	900				2,470	200				6,422
Property and equipment									10,980						4,668					29,805
Deferred tax assets																				6,628
Goodwill	10,711	64,842	64,180	42,536	41,373				1,873						153					662
Current liabilities																				(2,501)
Deferred tax liabilities									(1,462)						(618)					(13,145)
Total									20,400						7,000					33,423
Amortization period of property and equipment										5 years	10 years					5 years	10 years				5 years	10 years